Non-Controlling Interest (Details Narrative)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
AKCM pty ltd [member]
IfrsStatementLineItems [Line Items]
Ownership interests percentage	[1]	15.00%	15.00%	15.00%

[1]	AKCM (Aust) Pty Ltd is the immediate parent of AK Operations LLC and AK Custom Mining LLC.